Contingent liabilities - Additional Information (Detail) SFr in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Jul. 27, 2021 CHF (SFr)	Jun. 28, 2021 CHF (SFr)
APR [member]
Disclosure of contingent liabilities [line items]
Business combination contingent consideration payable	SFr 28,000					SFr 20,157
AdVita [member]
Disclosure of contingent liabilities [line items]
Business combination contingent consideration payable		€ 10			SFr 10,465
Apr And Advita [member]
Disclosure of contingent liabilities [line items]
Current provision	10,900			SFr 30,800
Meta Health Care Limited [member]
Disclosure of contingent liabilities [line items]
Additional contingent milestone payment payable	400
Acer [member] | Upon Obtaining Market Approvals For Urea Cycle Disorders And Maple Syrup Urine Disease [member]
Disclosure of contingent liabilities [line items]
Milestone payment payable	SFr 5,600		$ 6
Percentage of royalties on estimated future net revenues	15.00%
Neuro Rx Pharmaceuticals [member] | Based On Marketing Approval [member] | Settlement Agreement [member]
Disclosure of contingent liabilities [line items]
Milestone payment payable	SFr 12,400		13
Neuro Rx Pharmaceuticals [member] | Based On Future Sales [member] | Settlement Agreement [member]
Disclosure of contingent liabilities [line items]
Milestone payment payable	SFr 28,600		$ 30